Earnings per share - Earnings per share (Detail) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Earnings per share [Abstract]
Profit (loss) from continuing operations	[2]		€ 1,205	[1]	€ 1,192	[1]	€ 1,310
Profit (loss) from continuing operations attributable to non-controlling interests	[2]		8		5		7
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	[2]		1,197		1,186		1,303
Profit (loss) from discontinued operations	[2],[3],[4]		(10)		(19)		(213)
Income from discontinued operations attributable to owners of parent	[2]		(10)		(19)		(213)
Profit (loss), attributable to owners of parent	[2]		€ 1,187		€ 1,167		€ 1,090
Weighted average number of ordinary shares outstanding	[2],[5]		907,721,150		921,062,109		941,067,388
Incremental shares from assumed conversions of options	[2]		757,622		1,288,001		2,007,703
Incremental shares from assumed conversions of performance shares	[2]		5,561,501		5,896,049		8,632,652
Incremental shares from assumed conversions of restricted share rights	[2]		2,584,728		2,524,606		2,223,382
Dilutive potential common shares	[2],[6]		8,903,851		9,708,656		12,863,738
Diluted weighted average number of shares (after deduction of treasury shares) during the year	[2],[5]		916,625,001		930,770,765		953,931,126
Basic earnings (loss) per share from continuing operations attributable to shareholders	[2]		€ 1.32		€ 1.29		€ 1.38
Basic earnings (loss) per share from discontinued operations	[2]		(0.01)		(0.02)		(0.23)
Basic earnings (loss) per share	[2],[7]		1.31		1.27		1.16
Diluted earnings (loss) per share from continuing operations attributable to shareholders	[2]		1.31		1.27		1.37
Diluted earnings (loss) per share from discontinued operations	[2]		(0.01)		(0.02)		(0.23)
Diluted earnings (loss) per share	[2],[7]		1.29		1.25		1.14
Dividends paid, ordinary shares per share		€ 0.85	€ 0.85	[2]	€ 0.85	[2]	€ 0.80	[2]

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Per share and weighted average share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2019. Further reference is made to the narrative below the table.
[6]	There are no antidilutive effects to be disclosed.
[7]	Per share and weighted average share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2019. Further reference is made to Earnings per share.